BUSINESS COMBINATIONS - Share Listing Expense (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 27, 2022
Disclosure of detailed information about business combination [line items]
Share listing expense	$ (74,426)	$ 0	$ 0
BOA Shareholders
Disclosure of detailed information about business combination [line items]
Number of shares issued	6,703,999
SELINA HOSPITALITY, PLC
Disclosure of detailed information about business combination [line items]
Fair value share price (in USD per share)	$ 9.75
(c) Fair value of Selina shares issued to BOA shareholders
Disclosure of detailed information about business combination [line items]
Share listing expense	$ (65,364)
(d) BOA cash in trust
Disclosure of detailed information about business combination [line items]
Share listing expense	(6,983)
(e) BOA other assets
Disclosure of detailed information about business combination [line items]
Share listing expense	(95)
(f) BOA liabilities
Disclosure of detailed information about business combination [line items]
Share listing expense	(16,140)
(g) Net assets of BOA (d + e + f)
Disclosure of detailed information about business combination [line items]
Share listing expense	$ (9,062)
Ordinary shares
Disclosure of detailed information about business combination [line items]
Exercise price of shares issued (in USD per share)				$ 10.00